Condensed Consolidated Balance Sheets (OneMain Holdings Inc) (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Personal loans	$ 13,267,000	$ 3,831,000
SpringCastle Portfolio	1,576,000	1,979,000
Allowance for finance receivable losses	587,000	176,000
Finance receivables held for sale (includes finance receivables held for sale of consolidated VIEs of $435 million in 2015)	796,000	205,000
Restricted cash	676,000	218,000
Long-term debt	17,300,000	8,356,000
Other liabilities	$ 384,000	$ 238,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	3,000,000,000	3,000,000,000
Common stock, shares issued	2,887,428	2,158,110
Common stock, shares, outstanding	2,887,428	2,158,110
Variable Interest Entity, Primary Beneficiary [Member]
Allowance for finance receivable losses	$ 431,000	$ 72,000
Restricted cash	663,000	210,000
Long-term debt	11,654,000	3,630,000
Other liabilities	17,000	8,000
Consumer Loan [Member]
Allowance for finance receivable losses	541,000	132,000
Consumer Loan [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Personal loans	11,424,000	1,853,000
Spring Castle Portfolio [Member]
Allowance for finance receivable losses	4,000	3,000
Spring Castle Portfolio [Member] | Variable Interest Entity, Primary Beneficiary [Member]
SpringCastle Portfolio	1,576,000	1,979,000
OneMain Holdings Inc [Member]
Personal loans	13,267,000	3,831,000
SpringCastle Portfolio	1,576,000	1,979,000
Allowance for finance receivable losses	587,000	176,000
Finance receivables held for sale (includes finance receivables held for sale of consolidated VIEs of $435 million in 2015)	796,000	205,000
Restricted cash	676,000	218,000
Long-term debt	17,300,000	8,356,000
Other liabilities	$ 384,000	$ 238,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	2,000,000,000	2,000,000,000
Common stock, shares issued	134,494,172	114,832,895
Common stock, shares, outstanding	134,494,172	114,832,895
OneMain Holdings Inc [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Allowance for finance receivable losses	$ 431,000	$ 72,000
Finance receivables held for sale (includes finance receivables held for sale of consolidated VIEs of $435 million in 2015)	435,000
Restricted cash	663,000	210,000
Long-term debt	11,700,000	3,600,000
Other liabilities	15,000
OneMain Holdings Inc [Member] | Consumer Loan [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Personal loans	11,400,000	19,000,000
OneMain Holdings Inc [Member] | Spring Castle Portfolio [Member] | Variable Interest Entity, Primary Beneficiary [Member]
SpringCastle Portfolio	$ 1,600,000	$ 2,000,000